CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following items:

	June 30, 2026	December 31, 2025

Cash and cash equivalents at banks and on hand	222	247
Short-term deposits and money market funds	142	208
Cash and cash equivalents, as presented in the interim condensed consolidated statement of cash flows	364	455
As of June 30, 2026, US$323 (2025: US$415) of cash and cash equivalents at the level of Ukraine was subject to currency restrictions that limit the Company's ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Ukrainian operations.
Short-term deposits and money market funds amounted to US$142 (2025: US$208), comprising of US$131 ((2025: US$202)
deposits held by Kyivstar with original maturity of less than three months and US$11 (2025: US$6) investments in money market funds.
The imposition of currency exchange controls or other similar restrictions on currency convertibility in Ukraine could limit Kyivstar
Group’s ability to convert local currencies or repatriate local cash in a timely manner or at all, as well as remit dividends.